Lease (Details) - Schedule of components of lease expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of components of lease expenses [Abstract]
Operating lease expenses for variable payments	¥ 453	¥ 1,151	¥ 34
Operating lease expenses for fixed payments	337,608	506,026	381,306
Short-term lease expenses	10,265	7,277	17,492
Total	348,326	514,454	398,832
Operating cash flows for operating leases	¥ 207,803	¥ 440,170	¥ 254,084